Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net income	$ 928	$ 6,203	$ 2,806	$ 10,683
Items that will not be reclassified to income statement
Translation adjustments	2,072	(3,616)	3,016	2,328
Retirement benefit obligations	(5)	111	(12)	143
Fair value adjustment to investment in equity securities	13		13
Total items that will not be reclassified to the income statement, net of tax	2,080	(3,505)	3,017	2,471
Items that may be reclassified to income statement
Translation adjustments	(249)	703	(406)	(1,049)
Net investment hedge	95	(145)	144	74
Cash flow hedge	(4)	312	15	8
Reclassification of cumulative translation adjustment to income statement		(3,072)		(3,222)
Total items that may be reclassified to the income statement, net of tax	(158)	(2,202)	(247)	(4,189)
Comprehensive income	2,850	496	5,576	8,965
Comprehensive income attributable to noncontrolling interests	36	46	84	68
Comprehensive income attributable to Vale's shareholders	$ 2,814	$ 450	$ 5,492	$ 8,897